Annual Fund Operating Expenses	Apr. 30, 2025
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.90%)	[1]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Equity Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Gabelli Equity Income ETF | Gabelli Equity Income ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.90%)	[3]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Small & Mid Cap ETF | Gabelli Small & Mid Cap ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.90%
Gabelli Micro Cap ETF | Gabelli Micro Cap ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.90%
Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.90%)	[6]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Automation ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Gabelli Automation ETF | Gabelli Automation ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.90%)	[8]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Gabelli Commercial Aerospace and Defense ETF | Gabelli Commercial Aerospace and Defense ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.90%)	[10]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Green Energy ETF | Gabelli Green Energy ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	0.90%
Gabelli Financial Services Opportunities ETF | Gabelli Financial Services Opportunities ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.58%)	[13]
Net Expenses (as a percentage of Assets)	0.32%

[1]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Growth Innovators Fund will continue until at least April 30, 2026. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year. As of April 30, 2025, the Fund had not yet launched.
[3]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Equity Income Fund will continue until at least April 30, 2026. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year. As of April 30, 2025, the Fund had not yet launched.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year. As of April 30, 2025, the Fund had not yet launched.
[6]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $100 million in net assets. The fee waiver agreement for the Love Our Planet Fund will continue until at least April 30, 2026. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[7]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[8]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Automation Fund will continue until at least April 30, 2026. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[9]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[10]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Aerospace and Defense Fund will continue until at least April 30, 2026. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[11]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[12]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[13]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Financial Services Fund will continue for a period of no less than one year from the date of this prospectus. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees (the “Board”).